Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income [abstract]
Net income for the year	$ 33,990	$ 66,305
Items that will remain permanently in other comprehensive income:
Change in fair value of marketable securities, net of $nil tax	(69)	(307)
Items that may in the future be reclassified to profit or loss:
Change in fair value of hedging instruments, net of $nil tax	(156)	369
Total other comprehensive income for the year	(225)	62
Comprehensive income for the year	$ 33,765	$ 66,367